Other non-financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Precious metals and other physical commodities	$ 4,471	$ 5,258
Deposits and collateral provided in connection with litigation, regulatory and similar matters	2,205	1,526
Prepaid expenses	1,076	1,108
VAT and other tax receivables	1,468	638
Properties and other non-current assets held for sale	369	32
Assets of disposal groups held for sale		1,093
Other	578	621
Total other non-financial assets	10,166	10,277
UBS AG
Entity [Table]
Precious metals and other physical commodities	4,471	5,258
Deposits and collateral provided in connection with litigation, regulatory and similar matters	2,205	1,526
Prepaid expenses	709	717
VAT and other tax receivables	1,405	591
Properties and other non-current assets held for sale	279	32
Assets of disposal groups held for sale		1,093
Other	583	618
Total other non-financial assets	$ 9,652	$ 9,836